Contingent liabilities and legal proceedings	6 Months Ended
Sep. 30, 2023
Contingent liabilities and legal proceedings
Contingent liabilities and legal proceedings

11   Contingent liabilities and legal proceedings

Note 29 ‘Contingent liabilities and legal proceedings’ to the consolidated financial statements of Vodafone Group Plc for the year ended 31 March 2023 sets forth the Group’s contingent liabilities and legal proceedings as of 31 March 2023. There have been no material changes to the Group's contingent liabilities or legal proceedings during the period covered by this report, except as disclosed below.

Legal proceedings

Netherlands tax case

Vodafone Europe BV (VEBV) received assessments totalling €267 million of tax and interest from the Dutch Tax Authorities, who challenged the application of the arm’s length principle in relation to various intra-group financing transactions. The Group entered into a guarantee for the full value of the assessments issued. VEBV appealed against these assessments to the District Court of the Hague where a hearing was held in March 2023. The District Court issued its judgement in July 2023, upholding VEBV’s appeal in relation to the majority of issues and requiring the Dutch Tax Authorities to significantly reduce its assessments. VEBV and the Dutch Tax Authorities have since appealed the judgement.

The Group continues to believe it has robust defences but has recorded a provision of €24 million for tax and interest, reflecting its current view of the probable financial outflow required to fully resolve the issue and has reduced the guarantee to the same value.

Greece: Papistas Holdings SA, Mobile Trade Stores (formerly Papistas SA) and Athanasios and Loukia Papistas v Vodafone Greece

In October 2019, Mr. and Mrs. Papistas, and companies owned or controlled by them, filed several claims against Vodafone Greece with a total value of approximately €330 million for purported damage caused by the alleged abuse of dominance and wrongful termination of a franchise arrangement with a Papistas company. Lawsuits which the Papistas claimants had previously brought against Vodafone Group Plc and certain directors and officers of Vodafone were withdrawn. Vodafone Greece filed a counter-claim and all claims were heard in February 2020. All of the Papistas claims were rejected by the Athens Court of First Instance because the stamp duty payments required to have the merits of the case considered had not been made. Vodafone Greece’s counter claim was also rejected. The Papistas claimants and Vodafone Greece each filed appeals. The appeal hearings took place on 23 February and 11 May 2023. Judgement has been received in respect of the May appeal hearing for two of the claims and the Court dismissed the appeals because the stamp duty payments had again not been made. Whether the Papistas claimants will appeal the judgement is unknown as of the date of this report. We are waiting to receive the judgement relating to the February appeal hearing for the remaining claim.

We are continuing vigorously to defend the claims and, based on the progress of the litigation so far, the Group believes that it is highly unlikely that there will be an adverse ruling for the Group. On this basis, the Group does not expect the outcome of these claims to have a material financial impact.

UK: Phones 4U in Administration v Vodafone Limited and Vodafone Group Plc and Others

In December 2018, the administrators of former UK indirect seller, Phones 4U, sued the three main UK mobile network operators (‘MNOs’), including Vodafone, and their parent companies in the English High Court. The administrators alleged collusion between the MNOs to pull their business from Phones 4U, thereby causing its collapse. The judge ordered that there should be a split trial between liability and damages. The first trial on liability took place from May to July 2022. On 10 November 2023, the High Court issued a judgement in Vodafone’s favour and rejected Phones 4U’s allegations that the defendants were in breach of competition law, confirming our previously stated position that a present obligation does not exist. It is not known whether Phones 4U will seek to appeal the judgement as of the date of this report.